ACQUISITION	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Business Combinations [Abstract]
ACQUISITION

NOTE 3 – ASSET ACQUISITION

On July 24, 2015, the Company entered into an Agreement of Purchase and Sale of Membership Interest (the “Acquisition Agreement”) with East West Secured Development, LLC (the “Seller”) to purchase 100% of the membership interest of EWSD I, LLC (“EWSD”) which has entered into an agreement with Southwest Farms, Inc. (“Southwest”) to purchase certain real property comprised of 320-acres of agricultural land in Pueblo, Colorado (the “Acquired Property” or “the Farm”).

The purchase price to acquire EWSD consisted of (i) $500,000 paid by the Company as a deposit into the escrow for the Acquired Property, and (ii) the Company’s future payments to Seller of a royalty of 3% of the adjusted gross revenue, if any, from operation of the Acquired Property (including sale of any portion of or interest in the Acquired Property less any applicable expenses) for the three-year period beginning on January 1, 2016. Such royalty payments shall be payable 50% in cash and 50% in Company common stock (the “Royalty Payment”). The Company determined that the royalty payments could not be estimated at the time of acquisition, and therefore the contingent payments have not been recognized as part of the acquisition price. The contingent consideration will be remeasured to fair value each subsequent period until the contingency is resolved, in this case, for the three year period beginning on January 1, 2016, with any changes in fair value recognized in earnings. Per the terms of the agreement, the closing is deemed to have occurred when the Special Warranty Deed is recorded (which occurred on August 7, 2015), all terms of the purchase agreement for the Farm have been complied with, including the Farm closing, which also took place on August 7, 2015. Therefore the acquisition date has been determined to be August 7, 2015. There were no assets or liabilities of EWSD on the acquisition date.

In connection with EWSD’s purchase of the Acquired Property, EWSD entered into a secured promissory note (the “Note”) with Southwest in the principal amount of $3,670,000. Interest on the outstanding principal balance of the Note shall accrue at the rate of five percent per annum. The Note shall be payable by EWSD in thirty-five payments of principal and interest, which shall be calculated based upon an amortization period of thirty years, commencing on September 1, 2015 and continuing thereafter on the first day of each calendar month through and including July 1, 2018; and one final balloon payment of all unpaid principal and accrued but unpaid interest on August 1, 2018. The Note is secured by a deed of trust, security agreement, assignment of rents and financing statement encumbering the Acquired Property.

In connection with the closing (the “Closing”) on the Farm, EWSD also entered into an unsecured promissory note (the “Unsecured Note”) with the Seller, in respect of earnest money payments previously made by Seller to Southwest, in the principal amount of $830,000. Interest on the outstanding principal balance of the Unsecured Note shall accrue at the rate of six percent per annum. The Unsecured Note shall be payable by EWSD in thirty-five payments of principal and interest, which shall be calculated based upon a hypothetical amortization period of thirty years, commencing on September 1, 2015 and continuing thereafter on the first day of each calendar month through and including July 1, 2018; and one final balloon payment of all unpaid principal and accrued but unpaid interest on August 1, 2018. The balance owing on the two notes is $4,485,763 as of September 30, 2015.

Principal payments due on the notes are as follows:

	Secured Promissory Note	Unsecured Promissory Note	Total
2015	$8,851	301,658	310,509
2016	54,691	27,299	81,990
2017	58,007	30,635	88,642

2018	3,536,670	467,952	4,004,622

Current maturities related to these notes as presented on the accompanying Balance Sheet, amount to $378,278.

The Closing occurred on August 7, 2015, as a result of which the Company, through its new, wholly-owned subsidiary, EWSD, became the owner of the Acquired Property.

The Company has determined that the Acquired Property is an acquisition of assets and does not constitute a business. Prior to its acquisition by the Company, the Acquired Property was leased to a farmer who cultivated corn on 150 of its 320 acres. The Company intends to engage an independent contractor to manage the operations and hire its own new staff to initially cultivate hemp on the Acquired Property. No employees of the former farm will work in the new operation. The new operation will have an entirely new customer base, sales force and marketing plan as well as new production techniques and a new trade name. Management has determined that the purchase of the Acquired Property and planned operations do not constitute continuation of the prior business and therefore it does not meet the criteria for a business acquisition. The Acquired Property was determined to have a fair value of $5,000,000, based on the $500,000 cash payment and the amounts due under the Secured and Unsecured notes for its purchase from third parties.

The purchase price is comprised of:

Cash deposit	$500,000
Note Payable to Southwest	3,670,000
Note Payable to EWSD (Seller)	830,000

$5,000,000

The assets acquired included various buildings that were on the land. The Company did not acquire the Farm to obtain or use these buildings, and are replacing two of the buildings with new buildings that will better suit the Company’s planned operations, and renovating the greenhouses to also better serve the Company’s planned operations. The buildings which remain are a mechanics shop and a processing building, which the Company will utilize as is. The fair value of these two buildings has been determined to be $55,000. Therefore the purchase price has been allocated $4,945,000 to Land and $55,000 to Buildings and structures (included in Property and equipment on the accompanying Balance Sheet).

NOTE 3 – ACQUISITION

On March 22, 2013, the Company entered into a purchase agreement for 100% of the issued and outstanding common stock of Vaporfection International Inc. (“VII”) owned by Vapor Systems International LLC (“VSI”). The Company closed the transaction on April 1, 2013. The Company issued 260,854 warrants to shareholders of VII allowing them to purchase one (1) share of Medbox common stock at $.001 per share beginning April 1, 2014. These warrants were valued for the Company’s accounting purposes at $4.47 per warrant, determined by the Company’s independent appraiser. In addition, the Company assumed certain liabilities and a 10% convertible note of VII in the aggregate amount of approximately $470,000. The total value of the acquisition was approximately $1,635,000 and the purchase price has been allocated as per the Company’s independent valuation as follows:

Machinery and equipment	$70,000
IP and related technology	287,000
Amortizable intangible assets:
Customer contracts and related relationships	314,000
Trade name, trademark, and domain name	46,000
Non-compete covenants	23,000
Goodwill	895,000
Total assets acquired	1,635,000
Fair value of liabilities assumed	(469,000)
Net fair value	$1,166,000

The amortizable intangible assets have useful lives not exceeding ten years. No amounts have been allocated to in-process research and development and $895,000 was originally allocated to Goodwill. Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired.

From the date of acquisition through March 31, 2014, the purchase price allocation period, the liabilities assumed have been increased by approximately $205,000, as they have been accrued or settled. Accordingly, an additional $10,000 and $195,000 was allocated to Goodwill in the years ended December 31, 2014 and 2013, respectively.

The warrants included a standard anti-dilution provision, which was triggered by the stock dividend declared on December 18, 2013. On or about September 17, 2014, some but not all of the holders of certain warrants for the Company’s common stock issued in connection with the Company’s 2013 purchase of Vaporfection International, Inc. filed suit against the Company in Circuit Court in Palm Beach County, Florida. There was a dispute as to the adjustment of the exercise price, and the suit was resolved in a settlement agreement dated December 29, 2014, which maintained the anti-dilution adjustment as well as an additional 50,000 warrants being issued to certain of the former VII shareholders. The additional warrants were valued at approximately $280,000, which has been recognized as legal expense in the accompanying consolidated financial statements. The expense was determined using the Black Scholes Merton model, with key valuation assumptions used that consist of the price of the Company’s stock at settlement date, a risk free interest rate based on the average yield of a 3 year Treasury note and expected volatility of the Company’s common stock all as of the measurement date. As of December 31, 2014, 252,812 of the warrants were exercised by the former owners of VII.

In addition to the above warrants, the purchase agreement and associated consulting contract with the prior management company of the business unit calls for additional shares of common stock to be issued in the event that the performance of the business unit exceeds $11,818,140 of accumulated EBITDA over the subsequent 4 year operating period. The performance payout is contingent upon future events and accordingly the Company has treated the obtainment of that performance provision as being remote and consequently has not assigned any future value to the purchase price.

The amortizable intangible assets, based on their non-deductibility for tax purposes, gave rise to a deferred tax liability in the amount of $160,000. Goodwill was increased accordingly, the balance after the purchase price allocation adjustments disclosed previously is $1,260,037 at December 31, 2015.

The Company evaluated Goodwill at year end, and as the Company determined that based on qualitative factors it was not more likely than not that there was not any impairment, they performed Step 1 of the Goodwill impairment test. Since the fair value, based on undiscounted expected future cash flows, was in excess of the units carrying value, the Company concluded no impairment was necessary to recognize as of December 31, 2014.

The Company evaluated the Intangible assets with definite lives for any indications of impairment and determined that the same cash projections used for the Goodwill impairment test resulted in a conclusion that no impairment of Intangible assets was necessary.